Consolidated Balance Sheets	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current Assets
Cash and cash equivalents (Note 3 at VIE)	$ 40,711,801	$ 37,119,195
Restricted cash (Note 3 at VIE)	0	220,109
Accounts receivable, net (Note 3 at VIE)	36,369,508	34,410,597
Inventories, net (Note 3 at VIE)	420,194	671,251
Advances to suppliers, net (Note 3 at VIE)	7,054,987	6,854,461
Advances to suppliers - related party	0	1,533,000
Prepaid taxes (Note 3 at VIE)	1,177,989	1,046,667
Prepaid expenses and other receivables, net (Note 3 at VIE)	463,974	45,467
Total Current Assets	86,198,453	81,900,747
Property, plant and equipment, net (Note 3 at VIE)	2,273,629	2,477,912
Other Assets
Manufacturing rebate receivable (Note 3 at VIE)	5,815,305	5,755,237
Intangible assets, net (Note 3 at VIE)	434,913	664,033
Long-term Investment	25,763,433	25,497,316
Total Other Assets (Note 3 at VIE)	32,013,651	31,916,586
Total Assets	120,485,733	116,295,245
Current Liabilities
Short-term bank loans	5,313,070	5,564,790
Bank acceptance notes payable (Note 3 at VIE)	0	1,753,109
Accounts payable (Note 3 at VIE)	2,305,363	1,543,994
Due to related parties (Note 3 at VIE)	2,194,460	2,019,087
Customer deposits (Note 3 at VIE)	6,167,807	3,183,088
Taxes payable (Note 3 at VIE)	1,050,811	571,354
Due to third parties	0	306,600
Accrued liabilities and other payables (Note 3 at VIE)	960,446	1,861,835
Total Current Liabilities	17,991,957	16,803,857
Total Liabilities	17,991,957	16,803,857
Stockholders' Equity
Common stock, $0.001 par value, 50,000,000 shares authorized, 42,874,097 and 35,894,097 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	42,874	35,894
Additional paid-in capital	57,164,201	48,392,181
Statutory reserves	6,437,506	6,437,506
Retained earnings	38,909,553	45,480,031
Accumulated other comprehensive loss	(517,118)	(1,493,070)
Total Stockholders' Equity attributable to the Company	102,037,016	98,852,542
Noncontrolling interest	456,760	638,846
Total Stockholders' Equity	102,493,776	99,491,388
Total Liabilities and Stockholders' Equity	$ 120,485,733	$ 116,295,245